Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	633,687	(486,425)	147,262
Transportation equipment	491,025	(17,312)	473,713
Leasehold improvements	39,185	(8,951)	30,234
Mineral property	350,000	-	350,000
	$13,191,431	$(512,688)	$12,678,743

		Accumulated
	Cost	Depreciation	Net
December 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	587,126	(503,216)	83,910
Transportation equipment	489,560	-	489,560
Leasehold improvements	39,185	(7,655)	31,530
Mineral property	350,000	-	350,000
	$13,143,405	$(510,871)	$12,632,534